Acquisition and Deconsolidations of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition and Deconsolidations of Subsidiaries [Abstract]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities	The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:
Amounts
Cash acquired	$28,320
Accounts receivable, net	97,271
Prepayments	10,095
Other receivables, net	1,128,868
Property and equipment, net	4,906
Intangible assets, net	7,796
Accounts payable	(120,591)
Advance from clients	(1,822)
Accrued expenses and other payables	(128,693)
Goodwill	2,973,850
Total consideration	$4,000,000